Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Sep. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.8202	$ 0.8202	$ 1.39
Stock based compensation expenses			$ 6,917	$ 6,917
Unrecognized stock based compensation expense		$ 286		$ 399
Weighted average period term		11 months		1 year 1 month 6 days
Stock options outstanding		$ 32		$ 414
Stock options exerciseable		32		414
Total intrinsic value		165	0		$ 4,709
Fair value of options vested		$ 116	$ 179	$ 593	$ 1,726
Stock options granted		0	0
Issuance of warrants				201,965
Weighted average grant date dair value of options					$ 3.50
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		172,907,986		176,039,676
Additional grant shares		1,711,926		2,560,898
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 18.00
Issuance of warrants						682,760
Common Class A [Member] | Two Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards grant				5,100,000
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit				5,100,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense		$ 9,627		$ 14,066
Weighted average period term		2 years		2 years
Stock issued during period restricted stock unit	5,000,000
Share based compensation forfeited		52,691		47,775
Stock based compensation expense					$ 2,242
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation forfeited					1,000,000
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants	1,000,000
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense		$ 2,414		$ 2,855
Weighted average period term		1 year 9 months 18 days		2 years
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerate vesting shares			999,999	999,999
Additional grant shares			250,000	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01	$ 0.01
Cancelled shares			450,000	450,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		1,711,926		2,560,898
2023 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance				687,055